Balance Sheet - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 9,208,951	$ 9,219,547	$ 8,744,301
Marketable securities		2,997,220	5,981,520
Prepaid expenses and other current assets	817,653	447,206	1,173,847
Total Current Assets	10,026,604	12,663,973	15,899,668
Security Deposits	25,681	25,681	30,785
Operating Lease Right-of-Use Assets	139,477	203,348
Equipment, Net	57,312	75,770	112,473
Total Assets	10,249,074	12,968,772	16,042,926
Current Liabilities:
Accounts payable and accrued expenses	2,190,753	1,265,731	3,152,550
Deferred revenue	650,000	1,500,000
Operating lease liabilities, current	136,197	139,765
Total Current Liabilities	2,976,950	2,905,496	3,152,550
Operating Lease Liabilities, non-current		63,605
Warrant Liabilities	268,811	41,717	2,307,586
Other Liabilities			19,900
Total Liabilities	3,245,761	3,010,818	5,480,036
Commitments and Contingencies
Stockholders' Equity:
Preferred stock
Common stock	402	402	312
Additional paid-in capital	173,423,515	173,278,144	165,267,656
Accumulated other comprehensive income (loss)		2,084	(17,836)
Accumulated deficit	(166,420,604)	(163,322,676)	(154,687,242)
Total Stockholders' Equity	7,003,313	9,957,954	10,562,890
Total Liabilities and Stockholders' Equity	$ 10,249,074	$ 12,968,772	$ 16,042,926